Financial Instruments - Schedule of Sensitivity Analysis of Equity (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Increase Equity [Member] | USD [Member]
Schedule of Sensitivity Analysis of Equity [Line Items]
Change in the exchange rate	€ 748	€ 667
Increase Equity [Member] | NIS [Member]
Schedule of Sensitivity Analysis of Equity [Line Items]
Change in the exchange rate	(15,523)	(12,915)
Decrease Equity [Member] | USD [Member]
Schedule of Sensitivity Analysis of Equity [Line Items]
Change in the exchange rate	(827)	(737)
Decrease Equity [Member] | NIS [Member]
Schedule of Sensitivity Analysis of Equity [Line Items]
Change in the exchange rate	€ 15,523	€ 12,915